                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3562
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                          HIGH YIELD VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                    Date of reporting period: March 31, 2007
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
ITEM 1. SCHEDULE OF INVESTMENTS.

                                                       COMPASS [graphic omitted]

                                              PROFESSIONALLY MANAGED COMBINATION
                                                        FIXED/VARIABLE ANNUITIES
                                                    FOR PERSONAL INVESTMENTS AND
                                                      QUALIFIED RETIREMENT PLANS

                QUARTERLY PORTFOLIO HOLDINGS o MARCH 31, 2007


                High Yield Variable Account


                                                                       Issued by
                                    Sun Life Assurance Company of Canada (U.S.),
                                                    A Wholly Owned Subsidiary of
                                        Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS 3/31/07 (Unaudited)

High Yield Variable Account

ISSUER                                                                                             SHARES/PAR           VALUE ($)

BONDS - 87.4%

AEROSPACE - 1.7%
Bombardier, Inc., 8%, 2014 (n)                                                                    $   286,000         $   296,010
DRS Technologies, Inc., 7.625%, 2018                                                                  400,000             416,000
Hawker Beechcraft Acquisition, 9.75%, 2017 (z)                                                        170,000             177,650
Vought Aircraft Industry, Inc., 8%, 2011                                                               80,000              78,400
                                                                                                                      -----------
                                                                                                                      $   968,060
                                                                                                                      -----------
AIRLINES - 0.8%
Continental Airlines, Inc., 6.9%, 2017                                                            $    60,700         $    60,245
Continental Airlines, Inc., 6.748%, 2017                                                               64,312              64,393
Continental Airlines, Inc., 6.795%, 2018                                                              103,686             103,621
Continental Airlines, Inc., 7.566%, 2020                                                              232,249             235,152
                                                                                                                      -----------
                                                                                                                      $   463,411
                                                                                                                      -----------
APPAREL MANUFACTURERS - 0.5%
Levi Strauss & Co., 12.25%, 2012                                                                  $   150,000         $   164,625
Levi Strauss & Co., 9.75%, 2015                                                                       115,000             126,213
                                                                                                                      -----------
                                                                                                                      $   290,838
                                                                                                                      -----------
ASSET BACKED & SECURITIZED - 1.6%
ARCap Inc., "H", REIT, 6.1%, 2045 (n)                                                             $   165,567         $   148,157
Asset Securitization Corp., FRN, 7.7966%, 2029 (z)                                                    200,000             214,917
Crest Ltd., 7%, 2040 (n)                                                                              154,000             149,149
First Union National Bank Commercial Mortgage Corp., 6.75%, 2032                                      165,000             167,630
Wachovia Credit, CDO, FRN, 6.6963%, 2026 (p)(z)                                                       250,000             247,825
                                                                                                                      -----------
                                                                                                                      $   927,678
                                                                                                                      -----------
AUTOMOTIVE - 4.4%
Ford Motor Credit Co., 8.36%, 2010 (n)                                                            $   960,000         $ 1,011,208
Ford Motor Credit Co., 8.36%, 2010                                                                    190,000             193,899
Ford Motor Credit Co., 7%, 2013                                                                       143,000             132,931
Ford Motor Credit Co., 8%, 2016                                                                       270,000             259,806
Ford Motor Credit Co., FRN, 8.11%, 2012                                                               160,000             156,404
General Motors Corp., 7.695%, 2033                                                                    336,000             301,560
Goodyear Tire & Rubber Co., 9%, 2015                                                                  300,000             329,250
TRW Automotive, Inc., 7%, 2014 (z)                                                                    120,000             117,600
TRW Automotive, Inc., 7.25%, 2017  (z)                                                                 30,000              29,400
                                                                                                                      -----------
                                                                                                                      $ 2,532,058
                                                                                                                      -----------
BROADCASTING - 5.2%
Allbritton Communications Co., 7.75%, 2012                                                        $   355,000         $   363,875
Clear Channel Communications, Inc., 5.5%, 2014                                                        320,000             283,298
EchoStar DBS Corp., 6.375%, 2011                                                                      160,000             161,000
Hughes Network Systems LLC, 9.5%, 2014                                                                165,000             173,663
Intelsat Bermuda Ltd., 9.25%, 2016 (n)                                                                175,000             193,813
Intelsat Bermuda Ltd., 11.25%, 2016 (n)                                                               405,000             459,675
Intelsat Bermuda Ltd., FRN, 8.8719%, 2015 (n)                                                         120,000             122,400
Intelsat Ltd., 0% to 2010, 9.25% to 2015                                                              235,000             195,050
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                    150,000             160,500
ION Media Networks, Inc., FRN, 11.61%, 2013 (n)(p)                                                    370,000             385,725
Umbrella Acquisition, Inc., 9.75%, 2015  (p)(z)                                                       500,000             498,125
                                                                                                                      -----------
                                                                                                                      $ 2,997,124
                                                                                                                      -----------
BUILDING - 2.0%
Builders FirstSource, Inc., FRN, 9.61%, 2012                                                      $    80,000         $    81,200
Goodman Global Holdings, Inc., 7.875%, 2012                                                           140,000             140,700
Interface, Inc., 10.375%, 2010                                                                        167,000             184,118
Interface, Inc., 9.5%, 2014                                                                            30,000              32,625
Masonite Corp., 11%, 2015 (z)                                                                         208,000             193,440
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                     413,000             299,425
NTK Holdings, Inc., 8.5%, 2014                                                                        215,000             209,088
                                                                                                                      -----------
                                                                                                                      $ 1,140,596
                                                                                                                      -----------
BUSINESS SERVICES - 1.6%
Iron Mountain, Inc., 8.625%, 2013                                                                 $   240,000         $   246,960
Nortel Networks Ltd., 10.75%, 2016 (n)                                                                140,000             155,400
Northern Telecom Corp., 6.875%, 2023                                                                   80,000              74,400
SunGard Data Systems, Inc., 10.25%, 2015                                                              410,000             447,413
                                                                                                                      -----------
                                                                                                                      $   924,173
                                                                                                                      -----------
CABLE TV - 2.7%
CCH I Holdings LLC, 11%, 2015                                                                     $   350,000         $   363,125
CCH II Holdings LLC, 10.25%, 2010                                                                     230,000             242,650
CCO Holdings LLC, 8.75%, 2013                                                                         335,000             346,725
CSC Holdings, Inc., 7.11%, 2012 (n)                                                                   355,000             352,338
NTL Cable PLC, 9.125%, 2016                                                                           228,000             240,540
                                                                                                                      -----------
                                                                                                                      $ 1,545,378
                                                                                                                      -----------
CHEMICALS - 4.6%
BCP Crystal Holdings Corp., 9.625%, 2014                                                          $   121,000         $   137,446
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                                             437,000             405,864
Equistar Chemicals LP, 10.125%, 2008                                                                  225,000             236,813
Equistar Chemicals LP, 10.625%, 2011                                                                   60,000              63,300
Innophos, Inc., 8.875%, 2014                                                                          265,000             274,275
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                                                         348,000             292,755
Koppers, Inc., 9.875%, 2013                                                                           220,000             238,700
Lyondell Chemical Co., 11.125%, 2012                                                                  130,000             139,100
Momentive Performance Materials, Inc., 11.5%, 2016 (n)                                                260,000             266,500
Mosaic Co., 7.625%, 2016 (n)                                                                          300,000             316,500
Nalco Co., 8.875%, 2013                                                                               285,000             302,813
Rockwood Specialties Group, Inc., 10.625%, 2011                                                         1,000               1,055
                                                                                                                      -----------
                                                                                                                      $ 2,675,121
                                                                                                                      -----------
CONSUMER GOODS & SERVICES - 3.0%
Corrections Corp. of America, 6.25%, 2013                                                         $   180,000         $   180,000
GEO Group, Inc., 8.25%, 2013                                                                          280,000             291,900
Jarden Corp., 7.5%, 2017                                                                              250,000             252,500
Playtex Products, Inc., 9.375%, 2011                                                                  180,000             186,075
Service Corp. International, 7.375%, 2014                                                             115,000             119,600
Service Corp. International, 7%, 2017                                                                 370,000             372,775
Visant Holding Corp., 8.75%, 2013                                                                     315,000             328,388
                                                                                                                      -----------
                                                                                                                      $ 1,731,238
                                                                                                                      -----------
CONTAINERS - 2.0%
Berry Plastics Holding Corp., 8.875%, 2014                                                        $   285,000         $   291,413
Graham Packaging Co. LP, 9.875%, 2014                                                                 165,000             168,300
Greif, Inc., 6.75%, 2017 (n)                                                                          165,000             166,238
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                     490,000             510,825
                                                                                                                      -----------
                                                                                                                      $ 1,136,776
                                                                                                                      -----------
DEFENSE ELECTRONICS - 1.0%
L-3 Communications Corp., 6.125%, 2014                                                            $   310,000         $   304,575
L-3 Communications Corp., 5.875%, 2015                                                                255,000             247,669
                                                                                                                      -----------
                                                                                                                      $   552,244
                                                                                                                      -----------
ELECTRONICS - 1.4%
Avago Technologies Finance, 11.875%, 2015                                                         $    80,000         $    90,000
Freescale Semiconductor, Inc., 10.125%, 2016 (z)                                                      480,000             481,200
NXP B.V./NXP Funding LLC, 7.875%, 2014 (n)                                                            110,000             113,575
NXP B.V./NXP Funding LLC, 9.5%, 2015 (n)                                                              100,000             103,250
                                                                                                                      -----------
                                                                                                                      $   788,025
                                                                                                                      -----------
EMERGING MARKET QUASI-SOVEREIGN - 0.3%
Gazprom OAO, 9.625%, 2013 (n)                                                                     $   120,000         $   141,900
                                                                                                                      -----------

EMERGING MARKET SOVEREIGN - 0.2%
Federative Republic of Brazil, 8.875%, 2019                                                       $    51,000         $    64,413
Russian Ministry of Finance, 12.75%, 2028                                                              42,000              76,213
                                                                                                                      -----------
                                                                                                                      $   140,626
                                                                                                                      -----------
ENERGY - INDEPENDENT - 3.2%
Chaparral Energy, Inc., 8.875%, 2017 (n)                                                          $   235,000         $   236,175
Chesapeake Energy Corp., 7%, 2014                                                                     184,000             189,520
Chesapeake Energy Corp., 6.375%, 2015                                                                 305,000             303,475
Chesapeake Energy Corp., 6.875%, 2016                                                                 100,000             101,250
Hilcorp Energy, 7.75%, 2015 (n)                                                                        90,000              88,425
Hilcorp Energy I, 9%, 2016 (n)                                                                        240,000             254,400
Newfield Exploration Co., 6.625%, 2014                                                                275,000             275,000
Plains Exploration & Production Co., 7%, 2017                                                          35,000              35,175
Quicksilver Resources, Inc., 7.125%, 2016                                                             305,000             300,425
Whiting Petroleum Corp., 7%, 2014                                                                      80,000              78,000
                                                                                                                      -----------
                                                                                                                      $ 1,861,845
                                                                                                                      -----------
ENTERTAINMENT - 0.5%
AMC Entertainment, Inc., 8%, 2014                                                                 $   115,000         $   117,013
AMC Entertainment, Inc., 11%, 2016                                                                    165,000             187,894
                                                                                                                      -----------
                                                                                                                      $   304,907
                                                                                                                      -----------
FINANCIAL INSTITUTIONS - 2.5%
General Motors Acceptance Corp., 6.875%, 2011                                                     $   631,000         $   631,611
General Motors Acceptance Corp., 6.75%, 2014                                                          825,000             811,051
                                                                                                                      -----------
                                                                                                                      $ 1,442,662
                                                                                                                      -----------
FOOD & BEVERAGES - 1.6%
ARAMARK Corp., 8.5%, 2015 (n)                                                                     $   355,000         $   369,200
B&G Foods Holding Corp., 8%, 2011                                                                     175,000             177,188
Del Monte Corp., 6.75%, 2015                                                                           70,000              69,213
Dole Foods Co., Inc., 8.875%, 2011                                                                    155,000             153,063
Michael Foods, Inc., 8%, 2013                                                                         175,000             177,625
                                                                                                                      -----------
                                                                                                                      $   946,289
                                                                                                                      -----------
FOREST & PAPER PRODUCTS - 1.9%
Buckeye Technologies, Inc., 8%, 2010                                                              $    65,000         $    64,675
Buckeye Technologies, Inc., 8.5%, 2013                                                                375,000             391,875
Jefferson Smurfit Corp., 8.25%, 2012                                                                  254,000             254,000
JSG Funding PLC, 7.75%, 2015                                                                           25,000              25,500
MDP Acquisitions PLC, 9.625%, 2012                                                                     75,000              79,688
Millar Western Forest Products Ltd., 7.75%, 2013                                                      150,000             136,500
Verso Paper Holdings LLC, 9.125%, 2014 (n)                                                            130,000             135,200
                                                                                                                      -----------
                                                                                                                      $ 1,087,438
                                                                                                                      -----------
GAMING & LODGING - 6.1%
Great Canadian Gaming Corp., 7.25%, 2015 (n)                                                      $   255,000         $   256,594
Greektown Holdings, 10.75%, 2013 (n)                                                                  200,000             214,000
Harrah's Entertainment, Inc., 5.75%, 2017                                                             500,000             413,750
Majestic Star Casino LLC, 9.75%, 2011                                                                 220,000             209,550
Mandalay Resort Group, 9.375%, 2010                                                                   175,000             188,563
MGM Mirage, Inc., 8.5%, 2010                                                                          140,000             149,625
MGM Mirage, Inc., 8.375%, 2011                                                                        365,000             384,163
MGM Mirage, Inc., 6.75%, 2013                                                                         200,000             198,500
MGM Mirage, Inc., 5.875%, 2014                                                                        195,000             181,350
Pinnacle Entertainment, Inc., 8.25%, 2012                                                             185,000             190,550
Pokagon Gaming Authority, 10.375%, 2014 (n)                                                           130,000             143,325
Station Casinos, Inc., 6.5%, 2014                                                                     390,000             358,800
Wimar Opco LLC, 9.625%, 2014 (n)                                                                      235,000             235,881
Wynn Las Vegas LLC, 6.625%, 2014                                                                      370,000             366,300
                                                                                                                      -----------
                                                                                                                      $ 3,490,951
                                                                                                                      -----------
HEALTH MAINTENANCE ORGANIZATIONS - 0.2%
Centene Corp., 7.25%, 2014 (n)                                                                    $   130,000         $   130,650
                                                                                                                      -----------

INDUSTRIAL - 1.3%
Belden CDT, Inc., 7%, 2017 (z)                                                                    $   120,000         $   122,403
Blount, Inc., 8.875%, 2012                                                                            245,000             253,575
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                     370,000             386,650
                                                                                                                      -----------
                                                                                                                      $   762,628
                                                                                                                      -----------
MACHINERY & TOOLS - 0.8%
Case New Holland, Inc., 7.125%, 2014                                                              $   460,000         $   478,400
                                                                                                                      -----------

MEDICAL & HEALTH TECHNOLOGY & SERVICES - 6.6%
Advanced Medical Optics, Inc., 7.5%, 2017 (z)                                                     $   135,000         $   136,013
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                                      195,000             167,700
Cooper Cos., Inc., 7.125%, 2015 (n)                                                                   200,000             203,000
DaVita, Inc., 6.625%, 2013                                                                            125,000             125,000
DaVita, Inc., 7.25%, 2015                                                                             445,000             450,006
HCA, Inc., 7.6%, 2015                                                                                 395,000             337,231
HCA, Inc., 9.25%, 2016 (n)                                                                            810,000             873,788
HealthSouth Corp., 10.75%, 2016 (n)                                                                   190,000             206,625
Omnicare, Inc., 6.875%, 2015                                                                          135,000             136,181
Psychiatric Solutions, Inc., 7.75%, 2015                                                              295,000             299,425
Tenet Healthcare Corp., 9.25%, 2015                                                                   295,000             292,050
U.S. Oncology, Inc., 10.75%, 2014                                                                     365,000             406,975
Vanguard Health Holding II, 9%, 2014                                                                  175,000             177,188
                                                                                                                      -----------
                                                                                                                      $ 3,811,182
                                                                                                                      -----------
METALS & MINING - 4.2%
Arch Western Finance LLC, 6.75%, 2013                                                             $   470,000         $   462,363
Chaparral Steel Co., 10%, 2013                                                                        225,000             250,875
FMG Finance Ltd., 10.625%, 2016 (n)                                                                   275,000             316,250
Freeport-McMoRan Copper & Gold, 8.25%, 2015                                                           220,000             236,775
Freeport-McMoRan Copper & Gold, 8.375%, 2017                                                          375,000             405,469
Griffin Coal Mining Co., 9.5%, 2016 (z)                                                               143,000             150,865
Peabody Energy Corp., 5.875%, 2016                                                                    275,000             264,000
Peabody Energy Corp., 7.375%, 2016                                                                    175,000             184,188
PNA Group, Inc., 10.75%, 2016  (n)                                                                    155,000             166,625
                                                                                                                      -----------
                                                                                                                      $ 2,437,410
                                                                                                                      -----------
NATURAL GAS - DISTRIBUTION - 0.4%
AmeriGas Partners LP, 7.125%, 2016                                                                $   200,000         $   200,500
                                                                                                                      -----------

NATURAL GAS - PIPELINE - 3.0%
Atlas Pipeline Partners LP, 8.125%, 2015                                                          $   270,000         $   278,100
Colorado Interstate Gas Co., 5.95%, 2015                                                              140,000             140,874
El Paso Energy Corp., 7.75%, 2013                                                                     260,000             271,700
El Paso Performance-Linked Trust, 7.75%, 2011 (n)                                                     335,000             356,356
Transcontinental Gas Pipe Line Corp., 7%, 2011                                                        135,000             141,413
Williams Cos., Inc., 7.125%, 2011                                                                     132,000             138,270
Williams Cos., Inc., 8.75%, 2032                                                                      150,000             172,875
Williams Partners LP, 7.25%, 2017  (n)                                                                205,000             216,788
                                                                                                                      -----------
                                                                                                                      $ 1,716,376
                                                                                                                      -----------
NETWORK & TELECOM - 3.8%
Cincinnati Bell, Inc., 8.375%, 2014                                                               $   300,000         $   306,750
Citizens Communications Co., 9.25%, 2011                                                              225,000             250,875
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                       255,000             272,850
Qwest Capital Funding, Inc., 7.25%, 2011                                                              175,000             179,156
Qwest Corp., 7.875%, 2011                                                                             195,000             207,188
Qwest Corp., 8.875%, 2012                                                                             370,000             408,850
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                       180,000             192,600
Windstream Corp., 8.625%, 2016                                                                        285,000             311,719
Windstream Corp., 7%, 2019 (n)                                                                         60,000              60,000
                                                                                                                      -----------
                                                                                                                      $ 2,189,988
                                                                                                                      -----------
OIL SERVICES - 1.5%
Basic Energy Services, Inc., 7.125%, 2016                                                         $   340,000         $   331,500
Compagnie Generale de Geophysique-Veritas, 7.75%, 2017                                                155,000             161,588
GulfMark Offshore, Inc., 7.75%, 2014                                                                  180,000             182,700
Hanover Compressor Co., 9%, 2014                                                                      190,000             205,675
                                                                                                                      -----------
                                                                                                                      $   881,463
                                                                                                                      -----------
PHARMACEUTICALS - 0.5%
Warner Chilcott Corp., 8.75%, 2015                                                                $   287,000         $   299,198
                                                                                                                      -----------

PRINTING & PUBLISHING - 3.6%
American Media Operations, Inc., 10.25%, 2009                                                     $   295,000         $   279,513
Dex Media, Inc., 0% to 2008, 9% to 2013                                                               425,000             395,781
Dex Media, Inc., 0% to 2008, 9% to 2013                                                               300,000             279,375
Idearc, Inc., 7.35%, 2016 (n)                                                                         590,000             606,963
MediaNews Group, Inc., 6.875%, 2013                                                                   240,000             218,400
R.H. Donnelley Corp., 8.875%, 2016                                                                    305,000             324,063
                                                                                                                      -----------
                                                                                                                      $ 2,104,095
                                                                                                                      -----------
RAILROAD & SHIPPING - 0.1%
TFM S.A. de C.V., 12.5%, 2012                                                                     $    26,000         $    27,872
                                                                                                                      -----------

RESTAURANTS - 0.3%
Denny's Corp. Holdings, Inc., 10%, 2012                                                           $   150,000         $   159,938
                                                                                                                      -----------

RETAILERS - 1.6%
Buhrmann U.S., Inc., 7.875%, 2015                                                                 $   260,000         $   260,000
Couche-Tard, Inc., 7.5%, 2013                                                                         180,000             184,950
Jean Coutu Group (PJC), Inc., 7.625%, 2012                                                            160,000             169,613
Neiman Marcus Group, Inc., 9%, 2015                                                                   185,000             202,575
Neiman Marcus Group, Inc., 10.375%, 2015                                                              115,000             128,225
                                                                                                                      -----------
                                                                                                                      $   945,363
                                                                                                                      -----------
SPECIALTY STORES - 1.1%
GSC Holdings Corp., 8%, 2012                                                                      $   175,000         $   185,500
Michaels Stores, Inc., 8.125%, 2016 (n)                                                               230,000             247,825
Payless ShoeSource, Inc., 8.25%, 2013                                                                 210,000             219,450
                                                                                                                      -----------
                                                                                                                      $   652,775
                                                                                                                      -----------
SUPERMARKETS - 0.3%
SUPERVALU, Inc., 7.5%, 2014                                                                       $   185,000         $   192,863
                                                                                                                      -----------

TELECOMMUNICATIONS - WIRELESS - 1.7%
Centennial Communications Corp., 10%, 2013                                                        $    50,000         $    53,938
Centennial Communications Corp., 10.125%, 2013                                                        120,000             129,600
Rogers Wireless, Inc., 6.375%, 2014                                                                   100,000             102,500
Rogers Wireless, Inc., 7.5%, 2015                                                                     175,000             189,656
Rural Cellular Corp., 9.875%, 2010                                                                    210,000             221,550
Wind Acquisition Finance S.A., 10.75%, 2015 (n)                                                       250,000             286,250
                                                                                                                      -----------
                                                                                                                      $   983,494
                                                                                                                      -----------
TOBACCO - 0.5%
Reynolds American, Inc., 7.25%, 2012                                                              $   134,000         $   140,416
Reynolds American, Inc., 7.3%, 2015                                                                   155,000             161,815
                                                                                                                      -----------
                                                                                                                      $   302,231
                                                                                                                      -----------
TRANSPORTATION - SERVICES - 1.0%
Hertz Corp., 8.875%, 2014                                                                         $   360,000         $   387,900
Stena AB, 7%, 2016                                                                                    181,000             179,190
                                                                                                                      -----------
                                                                                                                      $   567,090
                                                                                                                      -----------
U.S. TREASURY OBLIGATIONS - 2.0%
U.S. Treasury Bonds, 4.5%, 2036                                                                   $ 1,244,000         $ 1,172,858
                                                                                                                      -----------

UTILITIES - ELECTRIC POWER - 4.1%
AES Corp., 9.375%, 2010                                                                           $   250,000         $   271,875
Edison Mission Energy, 7.75%, 2016                                                                    125,000             130,313
Midwest Generation LLC, 8.75%, 2034                                                                   360,000             390,600
Mirant North American LLC, 7.375%, 2013                                                               240,000             246,000
Mission Energy Holding Co., 13.5%, 2008                                                               250,000             272,500
NRG Energy, Inc., 7.375%, 2016                                                                        775,000             796,313
NRG Energy, Inc., 7.375%, 2017                                                                         90,000              92,363
Reliant Resources, Inc., 9.25%, 2010                                                                  140,000             147,525
                                                                                                                      -----------
                                                                                                                      $ 2,347,489
                                                                                                                      -----------
  TOTAL BONDS                                                                                                         $50,453,201
                                                                                                                      -----------

COMMON STOCKS - 1.7%

AUTOMOTIVE - 0.0%
Oxford Automotive, Inc. (a)                                                                                53         $         0
                                                                                                                      -----------

CHEMICALS - 0.3%
Huntsman Corp.                                                                                          9,100         $   173,719
                                                                                                                      -----------

ENERGY - INDEPENDENT - 0.5%
Chesapeake Energy Corp.                                                                                 3,300         $   101,904
Foundation Coal Holdings, Inc.                                                                          5,760             197,798
                                                                                                                      -----------
                                                                                                                      $   299,702
                                                                                                                      -----------
FOREST & PAPER PRODUCTS - 0.1%
Louisiana-Pacific Corp.                                                                                 2,600         $    52,156
                                                                                                                      -----------

MACHINERY & TOOLS - 0.2%
Titan International, Inc.                                                                               4,800         $   121,584
                                                                                                                      -----------

NATURAL GAS - PIPELINE - 0.2%
Williams Cos., Inc.                                                                                     4,700         $   133,762
                                                                                                                      -----------

POLLUTION CONTROL - 0.1%
Waste Management, Inc.                                                                                  1,800         $    61,938
                                                                                                                      -----------

PRINTING & PUBLISHING - 0.0%
Golden Books Family Entertainment, Inc. (a)                                                            21,250         $         0
                                                                                                                      -----------

TELEPHONE SERVICES - 0.3%
Windstream Corp.                                                                                       10,100         $   148,369
                                                                                                                      -----------
  TOTAL COMMON STOCKS                                                                                                 $   991,230
                                                                                                                      -----------

FLOATING RATE LOANS(g)(r) - 9.7%

AUTOMOTIVE - 1.9%
Ford Motor Co., Term Loan B, 8.36%, 2013                                                          $   554,497         $   555,884
General Motors Corp., Term Loan B, 7.70%, 2013                                                        397,378             399,862
Mark IV Industries, Inc., Second Lien Term Loan, 11.10%, 2011                                         169,464             170,805
                                                                                                                      -----------
                                                                                                                      $ 1,126,551
                                                                                                                      -----------
BROADCASTING - 0.9%
Gray Television, Inc.,Term Loan B, 2014 (o)                                                       $   128,430         $   128,430
Univision Communications, Inc., Delayed Draw Term Loan, 2014 (o)                                       13,833              13,820
Univision Communications, Inc., Term Loan B, 2014 (o)                                                 369,953             369,593
                                                                                                                      -----------
                                                                                                                      $   511,843
                                                                                                                      -----------
CABLE TV - 0.9%
Charter Communications Entertainment I LLC, 2014 (o)                                              $   135,676         $   135,370
CSC Holdings, Inc., Incremental Term Loan, 7.11%, 2013                                                198,427             199,005
Mediacom Illinois LLC, Term Loan A, 6.86%, 2012                                                       177,515             175,777
                                                                                                                      -----------
                                                                                                                      $   510,152
                                                                                                                      -----------
CHEMICALS - 0.8%
Celanese AG, Dollar Term Loan, 7.09%, 2014                                                        $   459,302         $   460,068
                                                                                                                      -----------

CONTAINERS - 0.4%
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013                                       $    50,424         $    51,349
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013                                           157,576             160,465
                                                                                                                      -----------
                                                                                                                      $   211,814
                                                                                                                      -----------
FOOD & BEVERAGES - 0.6%
Dean Foods Co., Term Loan B, 2014, 7.11%, 2014 (o)                                                $   214,991         $   214,991
Dole Food Co., Inc., Term Loan, 7.54%, 2013                                                            31,071              31,016
Dole Food Co., Inc., Term Loan C, 7.46%, 2013                                                         103,570             103,385
Dole Foods Co., Inc., Letter of Credit, 5.23%, 2013                                                    13,949              13,924
                                                                                                                      -----------
                                                                                                                      $   363,316
                                                                                                                      -----------
FOREST & PAPER PRODUCTS - 0.5%
Georgia-Pacific Corp., Term Loan, 7.09%, 2012                                                     $   291,523         $   292,896
Georgia-Pacific Corp., Term Loan B-2, 7.09%, 2013                                                      19,105              19,193
                                                                                                                      -----------
                                                                                                                      $   312,089
                                                                                                                      -----------
GAMING & LODGING - 0.6%
Gulfside Casino, Term Loan B, 10.34%, 2012                                                        $   318,909         $   321,301
                                                                                                                      -----------

MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
HCA, Inc., Term Loan B, 7.6%, 2013                                                                $   288,528         $   290,900
                                                                                                                      -----------

POLLUTION CONTROL - 0.5%
Allied Waste North America, Inc., Term Loan A, 2012 (o)                                           $    77,942         $    78,137
Allied Waste North America, Inc., Term Loan, 2012, (o)                                                166,837             167,145
                                                                                                                      -----------
                                                                                                                      $   245,282
                                                                                                                      -----------
PRINTING & PUBLISHING - 1.6%
Idearc, Inc., Term Loan B, 7.35%, 2014                                                            $   653,820         $   657,395
Nielsen Finance LLC, Term Loan B, 7.61%, 2013                                                         248,453             250,379
                                                                                                                      -----------
                                                                                                                      $   907,774
                                                                                                                      -----------
SPECIALTY STORES - 0.5%
Michaels Stores, Inc., Term Loan, 8.125%, 2013                                                    $   285,001         $   287,376
                                                                                                                      -----------
  TOTAL FLOATING RATE LOANS                                                                                           $ 5,587,290
                                                                                                                      -----------

PREFERRED STOCKS - 0.1%

BROADCASTING - 0.1%
ION Media Networks, Inc., 13.25%  (p)                                                                       8         $    62,400
                                                                                                                      -----------

REAL ESTATE - 0.0%
HRPT Properties Trust, "B", REIT, 8.75%                                                                   200         $     5,132
                                                                                                                      -----------
  TOTAL PREFERRED STOCKS                                                                                              $    67,532
                                                                                                                      -----------

ISSUER                          STRIKE PRICE     FIRST EXERCISE

WARRANTS - 0.0%

NETWORK & TELECOM - 0.0%
Knology, Inc. (a)(z)              $0.10             11/22/1997                                            500         $     1,835
                                                                                                                      -----------

SHORT-TERM OBLIGATIONS - 1.8%
New Center Asset Trust, 5.39%, due 4/02/07 (y)                                                    $ 1,017,000         $ 1,016,848
                                                                                                                      -----------
  TOTAL INVESTMENTS(k)                                                                                                $58,079,112
                                                                                                                      -----------
OTHER ASSETS, LESS LIABILITIES - (0.7)%                                                                                  (370,626)
                                                                                                                      -----------
  NET ASSETS - 100.0%                                                                                                 $57,708,486
                                                                                                                      -----------

(a) Non-income producing security.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(k) As of March 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $49,527,358 and 85.28% of market value. An independent pricing service provided an evaluated bid for
    85.28% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,259,008 representing 17.8% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:


                                                           ACQUISITION         ACQUISITION       CURRENT      TOTAL % OF
RESTRICTED SECURITIES                                          DATE                COST       MARKET VALUE    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc., 7.5%, 2017                  3/27/07-3/30/07     $135,600       $   136,013
Asset Securitization Corp., FRN, 7.7966%, 2029                1/25/2005         172,565           214,917
Belden CDT, Inc., 7%, 2017                                 3/13/07-3/16/07      120,550           122,403
Freescale Semiconductor, Inc., 10.125%, 2016               3/9/07-3/30/07       487,156           481,200
Griffin Coal Mining Co., 9.5%, 2016                           11/10/2006        143,000           150,865
Hawker Beechcraft Acquisition, 9.75%, 2017                 3/16/07-3/21/07      174,088           177,650
Knology, Inc.                                                 10/16/1997              0             1,835
Masonite Corp., 11%, 2015                                  11/6/06-1/5/07       195,225           193,440
TRW Automotive, Inc., 7%, 2014                                3/14/2007         118,385           117,600
TRW Automotive, Inc., 7.25%, 2017                             3/14/2007          29,481            29,400
Umbrella Acquisition, Inc., 9.75%, 2015                    3/1/07-3/19/07       500,988           498,125
Wachovia Credit, CDO, FRN, 6.6963%, 2026                      6/8/2006          250,000           247,825
-------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                   $ 2,371,273          4.1%
                                                                                              =========================

The following abbreviations are used in this report and are defined:

CDO       Collateralized Debt Obligation
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT      Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

HIGH YIELD VARIABLE ACCOUNT

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 03/31/07

                                                                                                        UNREALIZED
                    NOTIONAL                                  CASH FLOWS        CASH FLOWS             APPRECIATION
EXPIRATION           AMOUNT           COUNTERPARTY            TO RECEIVE          TO PAY              (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
3/20/12         USD    200,000       Merrill Lynch               (1)          3.70% (fixed rate)         $ 1,030
                                       International

6/20/12         USD    200,000       Goldman Sachs               (2)          1.49% (fixed rate)              (8)

3/20/17         USD     35,000       JP Morgan Chase             (3)          0.78% (fixed rate)             387

3/20/17         USD     35,000       JP Morgan Chase             (3)          0.80% (fixed rate)             335

3/20/17         USD     30,000       Merrill Lynch               (3)          0.81% (fixed rate)             252
                                       International
                                                                                                         -------
                                                                                                         $ 1,996
                                                                                                         =======

(1) Fund to receive notional amount upon a defined credit default event by Lear Corp, 5.75%, 8/1/14.
(2) Fund to receive notional amount upon a defined credit default event by Constellation Brand, 8.0%, 2/15/08.
(3) Fund to receive notional amount upon a defined credit default event by Waste Management, Inc., 7.375%, 8/1/10.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: HIGH YIELD VARIABLE ACCOUNT
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: May 14, 2007
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: May 14, 2007
      ------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2007
      ------------


* Print name and title of each signing officer under his or her signature.